Kenneth S. Goodwin, Esq.
Gottbetter & Partners, LLP
488 Madison Avenue, 12th Floor
New York, NY 10022
212-400-6900
212-400-6901
ksg@gottbetter.com

February 10, 2004

Securities and Exchange Commission
450 Fifth Street, NW
Washington, DC 20549

Re:      Optionable, Inc.
         Registration Statement on Form SB-2
         (File No. 333-121543)

Ladies and Gentlemen:

         On behalf of our client, Optionable, Inc. (the "Company"), a Delaware corporation, and pursuant to the Securities Act of 1933, as amended (the "Securities Act"), we hereby submit via EDGAR transmission, Amendment No. 1 (the "Amendment") to the Registration Statement of the Company on Form SB-2 (File No. 333-121543) (the "Registration Statement"), including certain exhibits thereto. Separately, we have delivered to the staff additional copies of the Amendment marked to show changes from the Registration Statement as originally filed.

         By letter dated January 19, 2005 (the "Comment Letter") from Elaine Wolff, Branch Chief, the Company was informed of the comments of the staff with respect to the Registration Statement. In addition to responding to the staff's comments, the Company has amended the Registration Statement to update certain other information contained in the Preliminary Prospectus. Set forth below is a brief description of the responses to the Comment Letter. Numbered references are to the numbered paragraphs of the Comment Letter, while captions refer to the headings of the Comment Letter. Capitalized terms not defined in this response letter shall have the meanings given to them in the Preliminary Prospectus.

General

         1. The Company does not intend to utilize any pictures, graphics or artwork in the prospectus.


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

         2. Rule 300 of the Exchange Act defines an " alternative trading system" in relevant part as "any organization, association, person, group of persons, or system: that constitutes, maintains, or provides a market place or facilities for bringing together purchasers and sellers of securities or for otherwise performing with respect to securities the functions commonly performed by a stock exchange within the meaning of Rule 3b-16 under the Securities Exchange Act of 1934." OPEX is not intended to bring together purchasers and sellers of "securities", as that term is defined in the federal securities laws. Rather, OPEX when implemented will function as an electronic trading platform for commodities transactions. Accordingly, we respectfully submit that OPEX is not an "alternative trading system" as defined in Rule 300. Although the Company may expand its operations beyond the energy options and swaps markets, it has no current intention of constituting, maintaining, or providing "a market place or facilities for bringing together purchasers and sellers of securities or for otherwise performing with respect to securities the functions commonly performed by a stock exchange," and therefore does not anticipate that Rule 300 will have an impact on its operations in the foreseeable future.

         3. Supplementally, please be advised that OPEX, when implemented, is intended to function as an electronic trading facility providing for the execution of principal-to-principal transactions between eligible commercial entities in exempt commodities. It is qualified, therefore, to operate as exempt commercial market under the Commodity Exchange Act (the "CEAct").

Participants Eligible to Trade on an Exempt Commercial Market

         A facility operating as an ECM must limit trading to persons that are "eligible commercial entities (ECEs)" at the time they enter a trade. Persons qualifying as ECEs include those entities enumerated in Section 1a(11) of the CEAct. The facility must require that each participant agree to comply with all applicable laws, and the facility must have a reasonable basis for believing that its participants are ECEs.

         The CFTC has expanded the ECE definition to include professional brokers and traders when acting in a proprietary trading capacity that are either:

                  (1) CFTC-registered floor brokers or floor traders that either: (a) are Eligible Contract Participants ("ECPs") as defined in section 1a(12) of the Act; or (b) have their trades on the ECM guaranteed by a clearing member that is a member of a CFTC-registered Derivatives Clearing Organization and is an ECP, or

                  (2) International Petroleum Exchange ("IPE") brokers and traders that are either authorized by the Financial Services Authority ("FSA") or registered with the IPE and that are either (a) ECPs as defined in section 1a(12) of the Act, or (2) have their trades on the ECM guaranteed by a clearing member that is a member of an FSA-recognized derivatives clearing organization and is an ECP.

         Please be advised that the Company will limit trading on OPEX to persons that are ECEs at the time they enter a trade.


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Products Eligible for Trading on an Exempt Commercial Market

         Only " exempt commodities" (any commodity other than an " excluded commodity" or an agricultural commodity) are eligible to be traded on an ECM. Exempt commodities include, among other things, energy products and metals. An "excluded commodity" in general is any financial instrument such as a security, currency, interest rate, debt instrument, or credit rating; any economic or commercial index other than a narrow-based commodity index; or any other value that is out of the control of participants and is associated with an economic consequence.

         The Company currently intends to permit only exempt commodities to be traded on OPEX. To the extent the Company expands beyond the energy options and swaps markets in the future, it does not currently intend to move beyond the trading of other exempt commodities.

         Based on the foregoing, the Company respectfully submits that OPEX when implemented will function as an exempt commercial market.

         Since ECMs may be subject to certain informational access rules established by the CFTC, the Company has modified the disclosure in the prospectus to that effect.

4. Complied with. A sentence has been added at the end of "Prospectus Summary - Business" to disclose the Company's website.

Cover Page

         5. Complied with. The cover page of the Prospectus has been revised to include a price for the sale of the Company's securities by the selling stockholders.

         6. Complied with. The reference to the OTCBB has been revised to state the Company intends to have its shares quoted on the bulletin board.

Prospectus Summary, page 1

         Business, page 1

         7. Complied with. A sentence has been added disclosing that the Company is not a registered broker-dealer.

         8. Complied with. The text has been revised to clarify how the Company currently generates revenues, as well as how the Company anticipates it will generate revenues after the launch of OPEX. In addition, disclosure has been added regarding incentives paid from the two exchanges. The text has also been revised to clarify the Company's activities do not constitute separate businesses, but rather various means to provide related services.



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         9. Complied with. Additional disclosure has been added describing options, swaps, and futures, including financially settled energy options. Similar disclosure has been added to the "Business" section.

         10. Complied with. Disclosure has been added describing the nature and mechanics of the Company's various services. The section has also been revised to indicate that the Company's floor brokerage operations were launched in April 2004.

         11. Complied with. Disclosure has been added regarding the beneficial ownership of the Company's officers and directors.

Risk Factors, page 6

         12. Complied with. A risk factor has been included regarding the Company's indebtedness under "Risks Related to our Financial Condition."

         13. Complied with. A risk factor has been added with respect to regulatory risk.

         14. Complied with. The heading and the risk factor have been revised to focus on the risk regarding market acceptance of the OPEX system.

         15. Complied with. This risk factor has been combined with the preceding risk factor to eliminate repetitive disclosure. The Company has disclosed in the prior risk factor that it anticipates launching OPEX during the first six months of 2005.

         16. Complied with. Please see response #15, above.

         17. Complied with. The risk factor has been revised to focus on the Company's history of losses and plans to enter a new line of business as the reasons for possible difficulty in evaluating its business.

         18. Complied with. The risk factor has been expanded to provide more complete disclosure for each bullet point. In addition, the final paragraph of this risk factor was duplicative of earlier disclosure and has been eliminated.

         19. Complied with. The risk factor has been revised to eliminate mitigating factors, and the heading has been revised to more accurately convey the risk that the Company may have to curtail its current operations and the implementation of OPEX.

         20. Complied with. Disclosure has been added regarding the past suspension of the development and implementation of OPEX. The risk has also been combined with the risk factor formerly on page 13 regarding the risk that the Company may not attain positive cash flow. See also the response to comment 19, above.

         21. Complied with. The risk factor has been revised to limit its scope to the Company's proposed OPEX service.


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

         22. Complied with. The Company has revised this risk factor to disclose that it primarily relies upon proprietary information such as customer lists, as opposed to patents, to remain competitive in its business. The risk factor discloses that the Company does not have confidentiality agreements with its employees, and therefore may not be able to adequately protect its proprietary information. The risk factor also discloses that the Company has patents pending relating to its planned OPEX system. The disclosure has been further revised by moving the material regarding possible claims by third parties for infringement to a separate risk factor.

         23. Complied with. The settlement with our former software developer has been disclosed.

         24. Complied with. The disclosure has been modified to more specifically explain that the Company will need to establish technology-sharing relationships with the exchanges to ensure the seamless meshing of its OPEX system with the systems utilized by the exchanges. In addition, the use of the term "partner" has been eliminated.

         25. Complied with. The risk factor has been revised to disclose management's affiliation with CES.

         26. Complied with. The risk factor has been revised to provide more detail about current and potential competitors.

         27. Complied with. The mitigating language has been deleted from the risk factor.

         28. Complied with. The risk factor has been revised to disclose how the Company's financial condition impacts its ability to attract and retain employees.

         29. Complied with. The risk factor has been revised to disclose that Mr. Nordlicht has provided substantially all of the Company's past financing. The risk factor also discloses the Company's inability to rely on Mr. Nordlicht for future financings.

Use of Proceeds, page 16

         30. Complied with. A clause has been added to the disclosure relating to the use of proceeds from warrant exercises, if any, for continued development of the OPEX product.

Selling Stockholders, page 18

         31. The Company confirms that all material relationships between it and the Selling Stockholders have been disclosed in the footnotes.

         32. Complied with. The table has been revised to reflect the 1,300,000 shares underlying warrants which are being registered. Please note that the Company is not registering any shares underlying options.



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         33. The Company is in the process of accumulating the information necessary to comply with this comment. When such information is obtained, the table will be revised to identify natural persons with voting or investment control over selling stockholders which are not natural. Supplementally, the Company is seeking to ascertain whether any of the selling stockholders is a broker-dealer or an affiliate of a broker-dealer. It currently appears that Ezra Birnbaum, a beneficial owner of Colbart Birnet L.P., is an owner of Pond Equities, which is a registered broker-dealer.

Plan of Distribution, page 21

         34. Complied with. The disclosures regarding expenses required by Item 511 of Regulation S-B has been provided.

Management's Discussion and Analysis of Plan of Operations, page 23

         35. Complied with. The section has been revised to include a Plan of Operations.

         36. Complied with. The disclosure regarding the development and launch of OPEX has been added in the "overview" and "plan of operations" sections.

Results of Operations for Fiscal Year Ended December 31, 2003 and 2002, page 23

         37. Complied with. The revised disclosure indicates that the decrease was primarily attributable to market issues.

Results of Operations for the Nine-Month Period Ended September 30, 2004 and 2003, page 25

         38. Complied with. The discussion under "Interest expense to related parties" has been expanded to clarify the increase in the imputed rate.

         39. Complied with. Language has been added to the disclosure to clarify that resumption of development efforts on OPEX commenced during the second half of 2004.

Liquidity and Capital Resources, page 27

         40. Complied with. The parties have been identified by name and, where applicable, title.

         41. Complied with. The Company has disclosed the class of purchasers in its $1 million private placement.

         42. Complied with. The Company does not currently have any material commitments for capital expenditures, and clarifying language has been added to the disclosure.

         43. Complied with. The Company has clarified the disclosure regarding the increase in accounts and other receivables.



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

         44. Complied with. The accounting treatment and financial statement impact for the forfeiture of compensation has been disclosed.

Description of Business, page 28

         45. Complied with. Disclosure has been added regarding how the Company markets its services and an overview of its strategy.

         46. Complied with. Disclosure has been added regarding the material terms of the agreements with the exchanges pursuant to which the Company earns incentives.

         47. Complied with. A section has been added entitled "How we generate revenues" containing the requested disclosure.

Business Partners

         48. Complied with. Additional disclosure as to why the Company entered into the agreement with CES, as well as further detail regarding the services provided by CES, has been included.

         49. Complied with. The Company has disclosed what is included in "gross receipts of the floor business."

Customer Concentration

         50. Complied with. The identity of the customers has been disclosed.

Directors, Executive Officers, Promoters and Control Persons, page 33

         51. Complied with. The dates have been provided.

Executive Compensation, page 35

         52. Complied with. The Company has provided additional details on the terms of Mr. O'Connor's amended employment agreement.

Certain Relationships and Related Party Transactions

         53. Complied with. The section has been revised to disclose the basic terms of the loans provided by Mr. Nordlicht.

         54. Complied with. The disclosure has been expanded to indicate the business in which Sleepy Hollow is engaged and why the Company provides it with certain services.

         55. Supplementally, please be advised that the prepaid commissions were related to the requirement to provide a share of the commissions earned by the Company for relevant brokerage services to be provided by Mark Nordlicht and Platinum Partners, LP. These services have never materialized and as such, the Company was still liable to Mark Nordlicht and Platinum Partners L.P. for those funds. Furthermore, the prepaid commissions were made part of the loan consolidation and modification of terms of the various amounts due to Mark Nordlicht which was effective in March 2004. While such consolidation took place shortly after the balance sheet date, it was effective prior to the issuance of the financial statements. Accordingly, the Company believe that the amounts due to Mark Nordlicht as part of the prepaid commission agreements with Mark Nordlicht and Platinum Partners, LP were properly classified as a liability of the Company as of December 31, 2003.


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         56. Complied with. Mr. O'Conner's percentage ownership in CES is disclosed.

         57. Complied with. The material terms of the Consulting Agreement with Mr. Cassidy and the warrants issued to Piepont Capital are discussed in this section, rather than by cross reference to the Business section.

Market for Common Equity, page 41

         58. Complied with. A 2004 compensation plan table has been included.

Legal Proceedings, page 43

         59. Complied with. The Company's May 2004 settlement with its former legal counsel is disclosed.

Financial Statements

Notes to the Financial Statements - December 31, 2003 and 2002, pages F-7 - F-16

         60. Complied with. Disclosure has been added to footnote 3 to indicate that the Company operates in one business segment (i.e., provision of brokerage services via several methodologies), as well as the reason the Company has reached this conclusion. Although the Comment Letter suggested a supplemental response, the Company respectfully submits that it is more appropriate to disclose to the reader of the financial statements how the "chief operation-decision maker", as defined in FAS 131, evaluates the performance of the Company.

         61. Supplementally, please be advised that no value was attributed to such patents and trademarks, therefore they are considered immaterial to the financial statements and do not warrant disclosure pursuant to FAS 142.

Note 3 - Summary of Significant Accounting Policies, pages F-7 - F-12

Fair Value of Instruments, page F-8

         62. Complied with. The note has been revised to clarify that the fair value of the note was determined by reference to the Company's incremental borrowing rate.


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Software Development Costs, page F-8 - -F-9

         63. Complied with. The footnote has been expanded to explain how technological feasibility is established. Supplementally, please be advised that SFAS 86 paragraph 3 states that "All costs to establish technological feasibility of a computer software product to be sold, leased or otherwise marketed are research and developments costs". These costs shall be charged to expense when incurred. Technological feasibility has been established when the Company has completed all planning, designing, coding and testing activities to establish that the product can be produced to meet its design specifications including functions, features and technical performance requirements. Since the Company has not reached this point all expenses incurred have thus far been expensed, however when the Company does reach technological feasibility as defined by SFAS 86 it will begin capitalizing its software productions costs pursuant to SFAS 86 paragraph 5.

Revenue Recognition, page F-11

         64. Complied with.. The footnote has been revised to provide greater detail about when revenue is considered to be earned for transactions.

Note 6 - Commitments, page F-14

         65. Complied with. Disclosure has been added regarding 2009 and thereafter.

Balance Sheet for the Year Ended September 30, 2004, page F-17

         66. Complied with. The line item has been revised to refer consistently to the Chairman of the Board.

Notes to the Financial Statements - September 30, 2004 and 2003, pages F-20 -
F-33

Note 3 - Summary of Significant Accounting policies, pages F-21 - F-26

Revenue Recognition, page F-25

         67. Supplementally, please be advised that the Company has agreements with two exchanges, NYMEX and ICE. Under the incentive program offered by NYMEX, 50% of the revenues from NYMEX ClearPort is allocated to an intermediary incentive pool. At the end of each month, the qualifying intermediaries, including the Company, receive their pro-rata share based on the volume for which they were responsible. There is no minimum volume requirement in order to participate. Under the incentive program provided by ICE, ICE remits to the Company 50% of its revenues generated by transactions submitted by the Company during each quarter, so long as such transactions result in revenues to ICE in excess of $180,000.

SAB 104 provides that revenue is realized or realizable and earned when all of the following criteria are met:

         1) Persuasive evidence of an arrangement exists. The Company has a written separate agreement with ICE ("ICE Order Flow Agreement"). NYMEX has published the terms of its incentive program in 2003 which is offered to all intermediaries in the select transactions;



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         2) delivery has occurred or services have been rendered. Under arrangements with both exchanges, the incentives are earned on the day the Company submits transactions to the respective exchanges based on the revenues generated such from transactions. The Company accounts for all transactions submitted to each exchange on a daily basis. Accordingly, the Company is able to determine when the incentives are earned based on the date it submits transactions to the exchanges. Also, in the case of ICE, the Company's incentives are subject to certain minimum volumes ( i.e., ICE revenues generated from transactions the Company submits in excess of $180,000 per quarter). Based on the Company's transactions records, the Company is able to determine whether it has met such minimum volumes in any given quarter. If the Company does not meet the ICE minimum volumes during a quarter, it does not recognize the related incentives. The Company has no other obligations to the exchanges to earn the incentives;

         3) "seller's" price to the buyer is fixed or determinable. Based on the incentive program terms of each exchange, their published prices for the type of transactions the Company submits to them, and the Company's transactions records, the Company is able to determine the revenues each exchanges earn in connection with the transactions it submits, and accordingly, the amount, if any of the incentives the Company earns in connection with such transactions; and

         4) collectibility is reasonably assured. NYMEX and ICE have paid the Company during the fourth quarter of 2004 for incentives earned prior to September 30, 2004. The Company has no knowledge that they do not intend to pay these incentives, if earned, in the future. Furthermore, the Company intends to enforce the payment of any incentives receivable under the incentive programs.

Accordingly, the Company believes that the incentives earned by the Company for the nine-month period ended September 31, 2004 are accounted for in compliance with SAB 104.

Please be advised that the Company does not pay transaction fees to ICE or NYMEX.

Note 4 - Due to Stockholder, pages F-26 - F-27

         68. Complied with. The note has been revised to describe in greater detail the modification of the terms of the amount due its Chairman, as well as to include information similar to that provided under "Certain Relationships and Related Party Transactions."



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Note 5 - Other Related Party Transaction, page F-28

         69. Complied with. The Company has expanded the note to disclose its revenue recognition policies with respect to the revenue sharing agreement with the related party.

Note 7: Stockholder's Deficit, page F-30

         70. Complied with. The note has been revised to disclose the customer's oral agreement to cancellation of the warrants.

Part II

Item 26

         71. Complied with. The disclosure has been revised to indicate that the Company relied on the exemption from registration provided by Section 4(2) of the Securities Act in connection with the private placement of its shares to Jackson Steinem, Inc.

Exhibits

         72. Our opinion is filed with the Amendment. In addition, the Company's Agreement with Intercontinental Exchange, Inc. is filed as an exhibit to the Amendment.

                                     * * *

         We trust that the changes in the accompanying Amendment and the explanations contained in this letter will be considered by the staff to be satisfactory responses to the comments contained in the Comment Letter. If the staff has any questions or comments with respect to the changes made to the Registration Statement by the Amendment, please contact me at 212-400-6900.

Very truly yours,

/s/ Kenneth S. Goodwin

Kenneth S. Goodwin


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